Consolidated Statements Of Cash Flows - Supplemental Disclosures (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Increase (decrease) in long-term pension and benefits liability	$ 27.0	$ 2.3	$ 46.0